UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549
                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/31/2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Fiduciary Asset Management LLC
Address:                 8325 Forsyth Boulevard, Suite 700
                         Clayton, MO  63105

Form 13F File Number: 28-05030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pam Brown
Title:     Chief Compliance Officer
Phone:     314-446-6763

Signature, Place, and Date of Signing:


/s/ Wiley Angell                       Clayton, MO              08/14/2012
___________________________        _______________         __________

      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               100

Form 13F Information Table Value Total:             $379,224

                                                    (thousands)

List of Other Included Mangers:

No.      Form 13F File #            Name

04       028-10624                  Curian Capital LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna                          COM              00817Y108      253     6400 SH       Sole                     6400
AllianceBernstein Holding LP   COM              01881G106      197    12770 SH       Sole                    12770
Apple Inc                      COM              037833100    10610    15905 SH       Sole                    15905
                                                               667     1000 SH       Defined 04               1000
AT&T Inc                       COM              00206R102     8789   233136 SH       Sole                   233136
                                                               509    13500 SH       Defined 04              13500
BP p.l.c.                      COM              055622104      219     5166 SH       Sole                     5166
Bristol-Myers Squibb           COM              110122108      250     7405 SH       Sole                     7405
Buckeye Partners L.P.          COM              118230101     1334    27801 SH       Sole                    27801
Caterpillar                    COM              149123101      956    11115 SH       Sole                    11115
Chevron Corp                   COM              166764100    10568    90668 SH       Sole                    90668
                                                               606     5200 SH       Defined 04               5200
Coach Inc                      COM              189754104     5833   104132 SH       Sole                   104132
                                                               403     7200 SH       Defined 04               7200
Coca Cola                      COM              191216100    40038  1055586 SH       Sole                  1055586
ConocoPhillips                 COM              20825c104     9008   157544 SH       Sole                   157544
                                                               600    10500 SH       Defined 04              10500
Copano Energy LLC              COM              217202100      255     7720 SH       Sole                     7720
DCP Midstream Partners LP      COM              23311p100     1243    26775 SH       Sole                    26775
Deere & Co.                    COM              244199105     5760    69839 SH       Sole                    69839
                                                               338     4100 SH       Defined 04               4100
Dow Chemical                   COM              260543103     5355   184951 SH       Sole                   184951
                                                               275     9500 SH       Defined 04               9500
DTE Energy Holding             COM              233331107      321     5355 SH       Sole                     5355
DuPont                         COM              263534109     9677   192502 SH       Sole                   192502
                                                               543    10800 SH       Defined 04              10800
El Paso Pipeline Partners, LP  COM              283702108     1530    41120 SH       Sole                    41120
Enbridge Energy Management, LL COM              29250x103      807    25480 SH       Sole                    25480
Enbridge Energy Partners L.P.  COM              29250R106     2050    69648 SH       Sole                    69648
Energy Transfer Equity, L.P.   COM              29273V100     1761    38970 SH       Sole                    38970
Energy Transfer Partners LP    COM              29273r109      620    14555 SH       Sole                    14555
Enterprise Products Partners L COM              293792107     8994   167797 SH       Sole                   167797
Exxon Mobil                    COM              30231G102      986    10785 SH       Sole                    10785
FirstEnergy                    COM              337932107     1120    25392 SH       Sole                    25392
General Electric Co.           COM              369604103    10763   473928 SH       Sole                   473928
                                                               545    24000 SH       Defined 04              24000
Genesis Energy LP              COM              371927104     1313    39055 SH       Sole                    39055
Heinz                          COM              423074103    13077   233732 SH       Sole                   233732
                                                               878    15700 SH       Defined 04              15700
Henry Schein                   COM              806407102      263     3325 SH       Sole                     3325
Home Depot                     COM              437076102     6229   103184 SH       Sole                   103184
                                                               441     7300 SH       Defined 04               7300
Inergy LP                      COM              456615103      672    35330 SH       Sole                    35330
Intel                          COM              458140100    10058   443965 SH       Sole                   443965
                                                               587    25900 SH       Defined 04              25900
International Fuel Technology  COM              45953X208       17   115860 SH       Sole                   115860
Intl Business Machines         COM              459200101    14211    68501 SH       Sole                    68501
                                                               851     4100 SH       Defined 04               4100
Johnson & Johnson              COM              478160104      494     7165 SH       Sole                     7165
Kimberly Clark                 COM              494368103      389     4535 SH       Sole                     4535
Kinder Morgan Energy Partners  COM              494550106     5293    64157 SH       Sole                    64157
Kinder Morgan Inc.             COM              49456b101      675    19000 SH       Sole                    19000
Kinder Morgan Management, LLC  COM              49455U100     1422    18609 SH       Sole                    18609
Kraft Foods                    COM              50075N104    11164   269990 SH       Sole                   269990
                                                               649    15700 SH       Defined 04              15700
Magellan Midstream Partners L. COM              559080106     3496    39973 SH       Sole                    39973
McDonalds Corp                 COM              580135101    10505   114492 SH       Sole                   114492
                                                               569     6200 SH       Defined 04               6200
Medtronic                      COM              585055106     6415   148779 SH       Sole                   148779
                                                               358     8300 SH       Defined 04               8300
Merck & Co                     COM              58933Y105      239     5300 SH       Sole                     5300
Microsoft                      COM              594918104    12036   404434 SH       Sole                   404434
                                                               649    21800 SH       Defined 04              21800
NuStar Energy  LP              COM              67058H102      245     4807 SH       Sole                     4807
NYSE Euronext                  COM              629491101     4392   178192 SH       Sole                   178192
                                                               387    15700 SH       Defined 04              15700
Occidental Petroleum           COM              674599105     2823    32803 SH       Sole                    32803
Oneok Partners LP              COM              68268N103      847    14230 SH       Sole                    14230
Pepsico                        COM              713448108     6885    97291 SH       Sole                    97291
                                                               510     7200 SH       Defined 04               7200
Pfizer                         COM              717081103    13434   540620 SH       Sole                   540620
                                                               775    31200 SH       Defined 04              31200
Philip Morris Intl             COM              718172109    17214   191399 SH       Sole                   191399
                                                               944    10500 SH       Defined 04              10500
Plains All American Pipeline L COM              726503105     4339    49193 SH       Sole                    49193
Procter & Gamble               COM              742718109      277     4000 SH       Sole                     4000
Qualcomm                       COM              747525103     8359   133809 SH       Sole                   133809
                                                               543     8700 SH       Defined 04               8700
Regency Energy Partners LP     COM              75885y107      815    34935 SH       Sole                    34935
SPDR S&P 500 ETF Trust         COM              78462F103     5890    40913 SH       Sole                    40913
                                                               576     4000 SH       Defined 04               4000
TC Pipelines, LP               COM              87233q108     1200    26570 SH       Sole                    26570
Teekay Offshore Partners, L.P. COM              y8565J101      203     7370 SH       Sole                     7370
Time Warner Inc.               COM              887317303     8157   179935 SH       Sole                   179935
                                                               476    10500 SH       Defined 04              10500
TJX Companies                  COM              872540109     2177    48615 SH       Sole                    48615
Union Pacific                  COM              907818108    12997   109496 SH       Sole                   109496
                                                               605     5100 SH       Defined 04               5100
United Parcel Service          COM              911312106      201     2805 SH       Sole                     2805
United Technologies            COM              913017109     6745    86157 SH       Sole                    86157
                                                               399     5100 SH       Defined 04               5100
US Bancorp                     COM              902973304      231     6735 SH       Sole                     6735
Verizon Comm.                  COM              92343v104     7252   159133 SH       Sole                   159133
                                                               378     8300 SH       Defined 04               8300
Wal-Mart Stores                COM              931142103     8088   109600 SH       Sole                   109600
                                                               458     6200 SH       Defined 04               6200
Western Gas Partners LP        COM              958254104     1422    28205 SH       Sole                    28205
Whirlpool                      COM              963320106    10148   122397 SH       Sole                   122397
                                                               497     6000 SH       Defined 04               6000
Williams Partners LP           COM              96950F104     1602    29300 SH       Sole                    29300